Revenue	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Revenue
22.	Revenue

(1)	Contract balances
Receivables from contracts with customers, contract assets and contract liabilities are comprised of the following:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Receivables from contracts with customers *1	1,127,622	1,177,027	1,382,377
Contract assets *2	13,985	12,204	16,785
Contract liabilities *3	271,286	294,911	366,227

*1
Receivables from contracts with customers are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other financial assets,”
non-current.

*2	Contract assets are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other non-current assets.”

*3	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”
Contract liabilities principally relate to customer advances received prior to performance. Revenues of 216,931 million yen and 231,274 million yen were recognized during the fiscal years ended March 31, 2021 and 2022, which were included in the balance of contract liabilities as of April 1, 2020 and March 31, 2021. Revenues of 76,405 million yen and 78,149 million yen were recognized during the fiscal years ended March 31, 2021 and 2022, respectively, from performance obligations satisfied prior to April 1, 2020 and April 1, 2021, respectively.

(2)	Performance obligations
Remaining (unsatisfied or partially unsatisfied) performance obligations represent future revenues not yet recorded for firm orders that have not yet been performed. Sony applies practical expedients to exclude contracts with an expected original duration of one year or less. The following table shows the summary of the transaction prices allocated to remaining performance obligations that are unsatisfied as of March 31, 2021 and 2022, respectively, of which more than half are expected to be recognized within one year and substantially all within three years. The amount of the transaction price related to variable consideration is included only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue to be recognized will not occur.

	Yen in millions
	March 31
	2021	2022
Pictures — Motion Pictures and Television Productions *1	644,569	705,974
Pictures — Media Networks	20,346	17,568
Music *2	57,904	127,530
Others	47,211	57,948

*1	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.

*2	The amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content.
(3)	Contract costs
Contract costs are comprised as follows:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Incremental costs of obtaining a contract	7,464	8,348	7,336
Sony applies practical expedients to recognize the incremental costs of obtaining a contract as an expense if the amortization period of the asset that otherwise would have been recognized is one year or less. The amortization of 7,271 million yen and 6,917 million yen was recognized during the fiscal years ended March 31, 2021 and 2022, respectively. The incremental costs of obtaining a contract are primarily recognized in the EP&S segment for the internet-related service business and amortized to expense over the contract period.

(4)	Disaggregation of revenue
For the breakdown of sales and financial services revenue by segments, product categories and geographies, refer to Note 4.